Income Taxes - Significant Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Intangible assets	$ 6,279	$ 10,062
Net operating loss carryforwards	82,069	117,123
Federal and state credit carryforwards	2,664	2,208
Plant and equipment, due to depreciation and impairment	182	1,100
Inventory reserves	219	589
Other deductible temporary differences	3,178	3,623
Total gross deferred tax assets	94,591	134,705
Less valuation allowance	(94,591)	(134,705)
Net deferred tax assets	$ 0	$ 0